Financial instruments and risk management - Summary of capital and liquidity risk management (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	$ 43,686	$ 44,542	$ 44,711	$ 39,290
Equity attributable to non-controlling interests (see Group balance sheet)	6,137		6,404
Net debt	(255)		3,845	$ 9,587
Capital and liquidity risk management [member]
Disclosure of detailed information about hedging instruments [Line Items]
Equity attributable to owners of Rio Tinto (see Group balance sheet)	43,686		44,711
Equity attributable to non-controlling interests (see Group balance sheet)	6,137		6,404
Net debt	(255)		3,845
Total capital	$ 49,568		$ 54,960